Contract Balances	12 Months Ended
Dec. 31, 2024
Contract Balances
Contract Balances

15. Contract Balances

The following table provides information about trade receivables, contract assets, and contracts liabilities with customers:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Trade receivables	36,006	57,219	98,774
Contract liabilities	110,159	103,374	76,579

Contract assets related to the receipt of the consideration which is conditional on the fulfilment of the warranty service for sales of equipment. As of December 31, 2023 and 2024, the contract assets were nil. Trade receivables are recorded when the right to consideration becomes unconditional.

15. Contract Balances (Continued)

Contract liabilities mainly relate to the payments received for information service and sales of equipment and maintenance services in advance of performance under the contract. As of December 31, 2023 and 2024, contract liabilities were RMB103,374 and RMB76,579, respectively. The Group’s information service and sales of equipment are provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months. The Group’s maintenance services are generally provided over twelve months and the contract liabilities relate to the payments received for maintenance services are generally recognized as revenue within 12 months accordingly.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2022, 2023 and 2024 is RMB118,960, RMB102,877 and RMB95,918, respectively.

As of December 31, 2023 and 2024, the Group does not have material unsatisfied performance obligations with the related contract of duration over one year.